Pensions and Other Post-Employment Benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension schemes [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	15	16	16
Post retirement benefit [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	11	11	12